Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2013
Variable interest entities
Schedule of financial statement balances and amounts of Group's VIEs and subsidiaries

	December 31, 2012	December 31, 2013
	RMB	RMB
Current assets	1,881,651,904	1,956,233,219
Non-current assets	345,087,386	933,328,152

Total assets	2,226,739,290	2,889,561,371

Current liabilities	892,021,422	1,364,036,110
Non-current liabilities	29,211,730	21,797,495

Total liabilities	921,233,152	1,385,833,605

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Total revenues	2,182,477,147	1,946,345,171	2,191,261,151
Net income	313,744,575	270,187,228	106,301,882